SCHEDULE OF NON CONTROLLING INTEREST (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Noncontrolling Interest [Abstract]
Paid-in capital	$ 97	$ 97	$ 97
Accumulated surplus (deficit)	12,149	20,384	(436)
Accumulated other comprehensive income	49	32	3
Non Controlling interest Gross	12,295	20,513	(336)
ASL
Total	12,295	20,513	(336)
ASL
Total	$ 12,295	$ 20,513	$ (336)